United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-9176

                 AllianceBernstein Select Investor Series, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.



--------------------------------------------------------------------------------
HIGH NET WORTH INVESTORS--CAPITAL APPRECIATION
--------------------------------------------------------------------------------


AllianceBernstein Select Investor Series
Technology Portfolio


Semi-Annual Report
April 30, 2003


[GRAPHIC OMITTED]


AllianceBernstein [LOGO](SM)
Investment Research and Management

Investment Products Offered
-------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

June 10, 2003

Semi-Annual Report

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of Fund performance for Alliance Select Investor Series Technology Portfolio (the "Portfolio") for the semi-annual reporting period ended April 30, 2003.

Investment Objective and Policies

This open-end fund seeks to provide superior long-term growth of capital. The Portfolio invests primarily in the equity securities of companies that are involved with the development and utilization of innovative technologies. The Portfolio may invest up to 40% of its total assets in non-U.S. companies. The Portfolio may also invest up to 15% in private technology companies that are planning an initial public offering within a period of several months to three years. The prices of technology stocks are volatile.

The Portfolio may engage in short selling and may use certain other investment practices, including options, futures and forward contracts, and other forms of investment leverage. While these techniques are riskier than many investment strategies, they do provide greater potential for higher total return. This Portfolio is designed for the sophisticated investor who appreciates both the potential and the risks inherent in such strategies.

Investment Results

The following table provides performance data for the Portfolio for the six- and 12-month periods ended April 30, 2003. Also included is the performance for the NASDAQ Composite Index and the Lipper Science and Technology Fund Index, a performance index of the largest qualifying funds that have a science and technology investment objective.

INVESTMENT RESULTS*

Periods Ended April 30, 2003

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
Alliance Bernstein Select
Investors Series
Technology Portfolio
   Class A                       7.00%            -23.98%
------------------------------------------------------------
   Class B                       6.28%            -24.63%
------------------------------------------------------------
   Class C                       6.72%            -24.41%
------------------------------------------------------------
NASDAQ Composite Index          10.12%            -13.26%
------------------------------------------------------------
Lipper Science and
Technology Fund Index            9.84%            -21.87%
------------------------------------------------------------

* The Portfolio's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Portfolio have been deducted, but no adjustment has been made for


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO o 1


sales charges that may apply when shares are purchased or redeemed. Returns for the Portfolio include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

The unmanaged NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The Index is market-value weighted and includes over 5,000 companies. The unmanaged Lipper Science and Technology Fund Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the largest qualifying funds that have a science and technology investment objective. These funds have generally similar investment objectives to the Portfolio, although investment policies for the various funds may differ. The NASDAQ Composite Index reflects no fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Select Investor Series Technology Portfolio.

Additional investment results appear on pages 3-4.

During the six- and 12-month periods ended April 30, 2003, the Portfolio underperformed its benchmark, the NASDAQ Composite Index. This was in part a result of poor performance in the Portfolio's private equity components, which comprised 2.4% of the Portfolio as of April 30. The private equity holdings continued to have a negative impact on results, as we made further valuation adjustments in response to declining fundamentals and company specific events. In addition, relative performance was hampered by the Portfolio's required concentration in technology stocks. While the Portfolio's technology holdings (which comprised at least 80% of assets during the six-month period ended April 30, 2003) actually outperformed the technology components of the NASDAQ Composite (which comprised 54% of the Index), relative performance was hurt by the gains elsewhere in the NASDAQ, most notably in health care. Lastly, the Portfolio's positions in defense electronics and telecommunications services names hurt relative performance.

Market Overview and Investment Strategy

The six-month period ended April 30, 2003 was notable for reversing the long-term negative trend for technology stocks. Since the Portfolio's inception in March 2000, technology stocks have generally traded lower, reflecting the economic downturn and equity valuation correction. While the stocks have remained volatile, with short-term rallies and sell-offs fueled by geopolitical factors, economic data and company-specific news, technology stocks in aggregate posted net gains for the entire period.

During the period under review, we continued to increase the Portfolio's net long exposure by reducing short positions, and the Portfolio ended the period with a net long position of 88.6%. The Portfolio remained overweight in the semiconductor and broadcasting/cable sectors and underweight in computer hardware and storage names.


-------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO


PORTFOLIO SUMMARY
April 30, 2003 (unaudited)

INCEPTION DATES
Class A Shares
3/30/00
Class B Shares
3/30/00
Class C Shares
3/30/00


PORTFOLIO STATISTICS
Net Assets ($mil): $117.9


SECTOR BREAKDOWN
Technology
   25.0%  Semiconductor Components
   16.9%  Computer Software
   12.6%  Broadcasting & Cable
   12.5%  Communication Equipment
    8.1%  Computer Hardware/Storage                  [PIE CHART OMITTED]
    5.7%  Computer Services
    4.9%  Internet Infrastructure
    3.9%  Semiconductor Capital Equipment
    2.4%  Miscellaneous
    2.0%  Aerospace & Defense
    1.1%  Contract Manufacturing

    4.9%  Short-Term



COUNTRY BREAKDOWN
   94.4%  United States
    2.3%  Taiwan                                     [PIE CHART OMITTED]
    2.2%  Bermuda
    1.1%  Singapore


All data as of April 30, 2003. The Portfolio's sector and country breakdowns are expressed as a percentage of total investment and may vary over time.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO o 3


INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003

Class A Shares
-------------------------------------------------------------------------------
                                   Without Sales Charge       With Sales Charge
                  1 Year                 -23.98%                   -27.17%
         Since Inception*                -35.38%                   -36.28%

Class B Shares
-------------------------------------------------------------------------------
                                   Without Sales Charge       With Sales Charge
                  1 Year                 -24.63%                   -27.64%
         Since Inception*                -35.87%                   -36.08%

Class C Shares
-------------------------------------------------------------------------------
                                   Without Sales Charge       With Sales Charge
                  1 Year                 -24.41%                   -25.16%
         Since Inception*                -35.87%                   -35.87%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2003)

                                 Class A          Class B           Class C
-------------------------------------------------------------------------------
                  1 Year         -39.40%          -39.81%           -37.76%
         Since Inception*        -38.46%          -38.30%           -38.09%


The Portfolio's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The Portfolio is "non-diversified" and is subject to special risks, which are described in the Portfolio's prospectus. This Portfolio invests in companies of any size. An investment in smaller-cap stocks is more volatile and riskier than an investment in many other types of stocks. The stock market performance of these new technology companies can be dramatic-in both directions. To take advantage of the investment opportunities in rising and falling markets, the Portfolio may make substantial use of leverage, short selling and other investment practices such as options, futures and forwards. These techniques are riskier than many investment strategies, and are appropriate only for particularly sophisticated investors who understand and are willing to assume these risks. The Portfolio can invest in securities denominated in currencies other than the U.S. dollar which may magnify these fluctuations due to changes in international exchange rates and the possibility of substantial volatility due to various factors including political and economic uncertainties throughout the world. The Portfolio may also invest in other investments which are illiquid. Investment in illiquid securities may involve the risk that securities will not be able to be sold at the time desired by the Portfolio or at the prices approximating the value at which the Portfolio is carrying the securities on its book.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Inception date for all share classes: 3/30/00.


-------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO


TEN LARGEST HOLDINGS
April 30, 2003 (unaudited)

                                                                    Percent of
Company                                                Value        Net Assets
-------------------------------------------------------------------------------
Dell Computer Corp.                             $  9,641,485               8.2%
-------------------------------------------------------------------------------
Microsoft Corp.                                    9,614,320               8.2
-------------------------------------------------------------------------------
Comcast Corp. Special Cl. A                        7,695,360               6.5
-------------------------------------------------------------------------------
Intel Corp.                                        7,431,760               6.3
-------------------------------------------------------------------------------
Viacom, Inc. Cl. B                                 7,193,037               6.1
-------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                    7,087,916               6.0
-------------------------------------------------------------------------------
Cisco Systems, Inc.                                6,528,864               5.5
-------------------------------------------------------------------------------
eBay, Inc.                                         5,853,787               5.0
-------------------------------------------------------------------------------
Altera Corp.                                       5,320,065               4.5
-------------------------------------------------------------------------------
Linear Technology Corp.                            4,836,141               4.1
-------------------------------------------------------------------------------
                                                $ 71,202,735              60.4%


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO o 5


PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

Company                                                  Shares          Value
-------------------------------------------------------------------------------
COMMON STOCKS-93.8%

Technology-91.7%
Broadcasting & Cable-12.6%
Comcast Corp. Special Cl. A(a)                          256,000  $   7,695,360
Viacom, Inc. Cl. B(a)                                   165,700      7,193,037
                                                                 -------------
                                                                    14,888,397
                                                                 -------------
Communication Equipment-12.6%
Cisco Systems, Inc.(a)(b)                               434,100      6,528,864
Juniper Networks, Inc.(a)                               316,200      3,231,564
Lucent Technologies, Inc.(a)                          1,200,400      2,160,720
QUALCOMM, Inc.(a)                                        90,700      2,892,423
                                                                 -------------
                                                                    14,813,571
                                                                 -------------
Computer Hardware/Storage-8.2%
Dell Computer Corp.(a)(b)                               333,500      9,641,485
                                                                 -------------
Computer Services-5.7%
Computer Sciences Corp.(a)                               40,000      1,318,000
First Data Corp.                                        104,400      4,095,612
Fiserv, Inc.(a)                                          44,700      1,315,968
                                                                 -------------
                                                                     6,729,580
                                                                 -------------
Computer Software-17.1%
BEA Systems, Inc.(a)                                    171,600      1,837,836
Intuit, Inc.(a)                                          53,500      2,074,730
Microsoft Corp.(a)(b)                                   376,000      9,614,320
Navisite, Inc.(a)                                        10,784         14,019
Oracle Corp.(a)                                         210,100      2,495,988
Symantec Corp.(a)                                        61,840      2,717,868
VERITAS Software Corp.(a)                                63,000      1,386,630
                                                                 -------------
                                                                    20,141,391
                                                                 -------------
Contract Manufacturing-1.1%
Flextronics International, Ltd.(a) (Singapore)          147,450      1,290,188
                                                                 -------------
Internet Infrastructure-5.0%
eBay, Inc.(a)                                            63,100      5,853,787
ServiceWare Technologies Inc.                           123,100         27,082
                                                                 -------------
                                                                     5,880,869
                                                                 -------------
Semiconductor Capital Equipment-3.9%
Applied Materials, Inc.(a)                              186,000      2,715,600
KLA-Tencor Corp.(a)                                      46,300      1,898,300
                                                                 -------------
                                                                     4,613,900
                                                                 -------------


-------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO


                                                      Shares or
                                                      Principal
                                                         Amount
Company                                                    (000)         Value
-------------------------------------------------------------------------------
Semiconductor Components-25.5%
Altera Corp.(a)                                         336,500  $   5,320,065
Intel Corp.                                             403,900      7,431,760
Linear Technology Corp.                                 140,300      4,836,141
Marvell Technology Group, Ltd.(a) (Bermuda)             114,300      2,637,930
Maxim Integrated Products, Inc.                         180,400      7,087,916
Taiwan Semiconductor Manufacturing Co.,
   Ltd. ADR(a) (Taiwan)                                 327,700      2,742,849
                                                                 -------------
                                                                    30,056,661
                                                                 -------------
                                                                   108,056,042
                                                                 -------------
Aerospace and Defense-2.1%
Aerospace-2.1%
Lockheed Martin Corp.                                    34,200      1,711,710
Northrop Grumman Corp.                                    8,100        712,395
                                                                 -------------
                                                                     2,424,105
                                                                 -------------
Total Common Stocks
   (cost $139,416,145)                                             110,480,147
                                                                 -------------
PREFERRED STOCKS-2.4%
Miscellaneous-2.4%
Agility Communications, Inc.
   (Private Placement)(a)(c)                          1,531,628        421,198
Aventail Corp. Ser E (Private Placement)(a)(c)        2,000,000      2,000,000
Onix Microsystems, Inc.
   (Private Placement)(a)(c)                          1,294,817        323,704
Paxonet Communications, Inc.
   (Private Placement)(a)(c)                            354,610        127,659
                                                                 -------------
Total Preferred Stocks
   (cost $8,000,000)                                                 2,872,561
                                                                 -------------
SHORT-TERM INVESTMENT-4.9%
Time Deposit-4.9%
Bank of New York
   0.813%, 5/01/03
   (cost $5,800,000)                                     $5,800      5,800,000
                                                                 -------------
Total Investments-101.1%
   (cost $153,216,145)                                             119,152,708
Other assets less liabilities-(1.1%)                                (1,295,945)
                                                                 -------------
Net Assets-100%                                                  $ 117,856,763
                                                                 =============


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO o 7


SECURITIES SOLD SHORT-(See Note D)
                                                         Shares          Value
-------------------------------------------------------------------------------
Analog Devices, Inc.(a)                                  43,000  $  (1,424,160)
Electronic Data Systems Corp.                            68,000     (1,234,200)
Foundry Networks, Inc.(a)                               100,000     (1,088,000)
Omnicom Group, Inc.                                      10,000       (619,000)
Scientific-Atlanta, Inc.                                 97,000     (1,576,250)
Siebel Systems, Inc.(a)                                  94,000       (814,980)
Sun Microsystems, Inc.(a)                               300,000       (990,000)
                                                                 -------------
Total Securities Sold Short
   (proceeds $6,648,450)                                         $  (7,746,590)
                                                                 =============


(a)   Non-income producing security.

(b) Positions, or portions thereof, with an aggregated market value of $15,466,500 has been segregated to collateralize short sales.

(c) Restricted and illiquid security, valued at fair value (see Notes A and G).

Glossary:

ADR - American Depositary Receipt

See notes to financial statements.


-------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
April 30, 2003 (unaudited)

Assets
Investments in securities, at value
   (cost $153,216,145)                                           $ 119,152,708
Cash                                                                    59,137
Due from broker for short sales                                     16,413,021
Receivable for investment securities sold                           13,906,535
Receivable for capital stock sold                                       19,120
Interest and dividends receivable                                        8,682
                                                                 -------------
Total assets                                                       149,559,203
                                                                 -------------
Liabilities
Securities sold short, at value (proceeds $6,648,450)                7,746,590
Payable for investment securities purchased                         23,241,747
Payable for capital stock redeemed                                     276,865
Distribution fee payable                                                73,955
Advisory fee payable                                                    54,431
Administrative fee payable                                              41,514
Accrued expenses                                                       267,338
                                                                 -------------
Total liabilities                                                   31,702,440
                                                                 -------------
Net Assets                                                       $ 117,856,763
                                                                 =============
Composition of Net Assets
Capital stock, at par                                                  $46,093
Additional paid-in capital                                         730,711,268
Accumulated net investment loss                                     (1,249,074)
Accumulated net realized loss on investment transactions          (576,489,947)
Net unrealized depreciation of investments                         (35,161,577)
                                                                 -------------
                                                                 $ 117,856,763
                                                                 =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($37,239,805/14,319,411 shares of capital stock
   issued and outstanding)                                               $2.60
Sales charge--4.25% of public offering price                               .12
                                                                         -----
Maximum offering price                                                   $2.72
                                                                         =====
Class B Shares
Net asset value and offering price per share
   ($51,836,805/20,421,391 shares of capital
   stock issued and outstanding)                                         $2.54
                                                                         =====
Class C Shares
Net asset value and offering price per share
   ($28,780,153/11,352,548 shares of capital
   stock issued and outstanding)                                         $2.54
                                                                         =====


See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO o 9


STATEMENT OF OPERATIONS
Six Months Ended April 30, 2003 (unaudited)

Investment Income
Dividends                                          $    99,947
Interest                                                65,446     $   165,393
                                                   -----------
Expenses
Advisory fee                                           299,269
Distribution fee--Class A                               57,141
Distribution fee--Class B                              262,345
Distribution fee--Class C                              145,721
Transfer agency                                        313,167
Printing                                                77,256
Administrative                                          70,000
Custodian                                               62,495
Audit and legal                                         45,297
Dividends on securities sold short                      34,941
Registration                                            26,632
Directors' fees                                         10,000
Miscellaneous                                           11,578
                                                   -----------
Total expenses                                       1,415,842
Less: expense offset arrangement
   (see Note B)                                         (1,375)
                                                   -----------
Net expenses                                                         1,414,467
                                                                   -----------
Net investment loss                                                 (1,249,074)
                                                                   -----------
Realized and Unrealized Gain (Loss)
   on Investment Transactions
Net realized gain (loss) from:
   Investment transactions                                         (57,770,377)
   Short sales                                                        (474,769)
Net change in unrealized
   appreciation/depreciation of:
   Investments                                                      69,700,745
   Short sales                                                      (2,646,885)
                                                                   -----------
Net gain on investment transactions                                  8,808,714
                                                                   -----------
Net Increase in Net Assets from
   Operations                                                      $ 7,559,640
                                                                   ===========


See notes to financial statements.


-------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS

                                              Six Months Ended      Year Ended
                                               April 30, 2003       October 31,
                                                 (unaudited)           2002
                                               ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss                            $  (1,249,074)    $  (4,285,166)
Net realized loss on investment
   transactions                                  (58,245,146)     (136,281,345)
Net change in unrealized
   appreciation/depreciation
   of investments                                 67,053,860        60,605,646
                                               -------------     -------------

Net increase (decrease) in net assets
   from operations                                 7,559,640       (79,960,865)
Capital Stock Transactions
Net decrease                                     (14,655,075)      (67,103,475)
                                               -------------     -------------
Total decrease                                    (7,095,435)     (147,064,340)
Net Assets
Beginning of period                              124,952,198       272,016,538
                                               -------------     -------------
End of period                                  $ 117,856,763     $ 124,952,198
                                               =============     =============


See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO o 11


NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Select Investor Series, Inc. (the "Company"), formerly Alliance Select Investors Series, Inc., is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company currently comprised of four portfolios, the Premier Portfolio, the Technology Portfolio, the Bio-Technology Portfolio and the Small Cap Growth Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Technology Portfolio. The Technology Portfolio (the "Fund") commenced operations on March 30, 2000. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued


-------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO


at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked price of the respective currency against the U.S. dollar on the valuation date. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and lia-


-------------------------------------------------------------------------------
AllianceBernstein Select Investor Series TECHNOLOGY PORTFOLIO o 13


bilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provision for federal income or excise taxes is required.

4. Investment Income and Investment Transactions

Dividend income (or expense on securities sold short) is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an Investment Advisory Agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") a monthly fee at an annualized rate of 1.25% of the Fund's average daily net assets (the "Basic Fee") and an adjustment to the Basic Fee based upon the investment performance of the Class A shares of the Fund in relation to the investment record of the NASDAQ Composite Index (the "Index"). The Basic Fee may be increased to as much as 2.00% annualized or decreased to as little as .50% annualized. The fee will equal 1.25% annualized if the performance of Class A shares equals the performance of the Index. Prior to March 1, 2003, the basic fee was determined at an annualized rate of 1.50% of the Fund's average daily net assets and an adjustment to the Basic Fee of plus or minus 1.00%. The performance period for each month during the year will be a


-------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO


rolling 36 month period ending with the current month. During the six months ended April 30, 2003, the effective advisory fee was at the annualized rate of ..50% of the Fund's average daily net assets.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended April 30, 2003, such fees amounted to $70,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $145,000 for the six months ended April 30, 2003.

For the six months ended April 30, 2003, the Fund's expenses were reduced by $1,375 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charge of $166 from the sale of Class A shares and $97,298 and $989 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended April 30, 2003.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2003 amounted to $494,048, of which $3,085 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $14,785,255 and $1,677,082 for Class B and Class C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO o 15


NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended April 30, 2003, were as follows:


                                                    Purchases         Sales
                                                 --------------   --------------
Investment securities                              $34,726,074     $54,025,315
U.S. Government securities                                  -0-             -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding short sales) are as follows:


Gross unrealized appreciation                                     $  5,352,149
Gross unrealized depreciation                                      (39,415,586)
                                                                  ------------
Net unrealized depreciation                                       $(34,063,437)
                                                                  ============


1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of a contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Options Transactions

For hedging and investment purposes, the Fund purchases and writes (sells) options on market indices and covered put and call options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.


-------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO


When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the costs basis of the security purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the option written. Exercise of an option written by the Fund could result in the Fund selling or buying a security at a price different from the current market value.

3. Securities Sold Short

The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of replacement. The Fund's obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. In addition, the Fund will consider the short sale to be a borrowing by the Fund that is subject to the asset coverage requirements of the 1940 Act. Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested.

NOTE E

Distributable Earnings

The tax character of distributions to be paid for the year ending October 31, 2003 will be determined at the end of the current fiscal year. As of October 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Accumulated capital and other losses                           $(499,940,698)(a)
Unrealized depreciation                                         (120,519,540)(b)
                                                               -------------
Total accumulated earnings/(deficit)                           $(620,460,238)
                                                               =============


(a) On October 31, 2002, the Fund had a net capital loss carryforward of $499,940,698 of which $66,645,560 expires in the year 2008, $292,493,293 expires in the year 2009, and $140,801,845 expires in the year 2010.

(b) The difference between book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of losses on wash sales.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO o 17


NOTE F

Capital Stock

There are 9,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C. Each consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               Shares                         Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     April 30, 2003 October 31,  April 30, 2003    October 31,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  --------------
Class A
Shares sold              758,043     5,450,653    $  1,918,730    $ 19,814,319
-------------------------------------------------------------------------------
Shares converted
   from Class B            4,401       141,772          10,578         537,976
-------------------------------------------------------------------------------
Shares redeemed       (2,757,708)  (12,293,836)     (6,916,199)    (43,705,613)
-------------------------------------------------------------------------------
Net decrease          (1,995,264)   (6,701,411)   $ (4,986,891)   $(23,353,318)
===============================================================================

Class B
Shares sold              459,524     1,626,849    $  1,140,464    $  6,288,239
-------------------------------------------------------------------------------
Shares converted
   to Class A             (4,419)     (144,588)        (10,578)       (537,976)
-------------------------------------------------------------------------------
Shares redeemed       (2,946,911)   (9,242,699)     (7,180,314)    (31,491,410)
-------------------------------------------------------------------------------
Net decrease          (2,491,806)   (7,760,438)   $ (6,050,428)   $(25,741,147)
===============================================================================

Class C
Shares sold              246,264     1,245,144    $    601,992    $  4,853,251
-------------------------------------------------------------------------------
Shares redeemed       (1,730,616)   (6,616,819)     (4,219,748)    (22,862,261)
-------------------------------------------------------------------------------
Net decrease          (1,484,352)   (5,371,675)   $ (3,617,756)   $(18,009,010)
===============================================================================


NOTE G

Restricted Securities

                                                 Date Acquired         Cost
                                                 --------------   --------------
Agility Communications, Inc.                        7/31/01        $ 2,000,000
Aventail Corp. Ser. E                               4/02/01          2,000,000
Onix Microsystems, Inc.                             3/09/01          3,000,000
Paxonet Communications, Inc.                        4/12/01          1,000,000


The securities listed are restricted and have been valued at fair value in accordance with the procedures described in Note A. The value of these securities at April 30, 2003 was $2,872,561, representing 2.4% of net assets.


-------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO


NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2003.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO o 19


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding For Each Period

                                                                 Class A
                                            --------------------------------------------------
                                            Six Months                               March 30,
                                               Ended      Year Ended October 31,    2000(a) to
                                          April 30, 2003 ------------------------  October 31,
                                            (unaudited)      2002         2001         2000
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period           $2.43        $3.82        $7.81       $10.00

Income From Investment Operations
Net investment loss(b)                          (.02)        (.05)        (.14)        (.09)
Net realized and unrealized gain (loss)
   on investment transactions                    .19        (1.34)       (3.85)       (2.10)
Net increase (decrease) in net asset value
   from operations                               .17        (1.39)       (3.99)       (2.19)
Net asset value, end of period                 $2.60        $2.43        $3.82        $7.81

Total Return
Total investment return based on net
   asset value(c)                               7.00%      (36.39)%     (51.09)%     (21.90)%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                           $37,240      $39,717      $87,871     $258,879
Ratio to average net assets of:
   Expenses, including interest
      expense                                   1.82%(d)     1.71%        3.25%        2.35%(d)
   Expenses, excluding interest
      expense                                   1.82%(d)     1.71%        3.01%        2.31%(d)
   Net investment loss                         (1.56)%(d)   (1.51)%      (2.53)%      (1.79)%(d)
Portfolio turnover rate                           31%          56%          70%          55%



See footnote summary on page 22.


-------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO


Selected Data For A Share Of Capital Stock Outstanding For Each Period

                                                                 Class B
                                            --------------------------------------------------
                                            Six Months                               March 30,
                                               Ended      Year Ended October 31,    2000(a) to
                                          April 30, 2003 ------------------------  October 31,
                                            (unaudited)      2002         2001         2000
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period           $2.39        $3.77        $7.77       $10.00

Income From Investment Operations
Net investment loss(b)                          (.03)        (.08)        (.17)        (.13)
Net realized and unrealized gain (loss)
   on investment transactions                    .18        (1.30)       (3.83)       (2.10)
Net increase (decrease) in net asset value
   from operations                               .15        (1.38)       (4.00)       (2.23)
Net asset value, end of period                 $2.54        $2.39        $3.77        $7.77

Total Return
Total investment return based on net
   asset value(c)                               6.28%      (36.60)%     (51.48)%     (22.30)%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                           $51,837      $54,655     $115,586     $300,814
Ratio to average net assets of:
   Expenses, including interest
      expense                                   2.62%(d)     2.45%        3.96%        3.02%(d)
   Expenses, excluding interest
      expense                                   2.62%(d)     2.45%        3.72%        2.99%(d)
   Net investment loss                         (2.34)%(d)   (2.26)%      (3.24)%      (2.47)%(d)
Portfolio turnover rate                           31%          56%          70%          55%



See footnote summary on page 22.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO o 21


Selected Data For A Share Of Capital Stock Outstanding For Each Period

                                                                 Class C
                                            --------------------------------------------------
                                            Six Months                               March 30,
                                               Ended      Year Ended October 31,    2000(a) to
                                          April 30, 2003 ------------------------  October 31,
                                            (unaudited)      2002         2001         2000
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period           $2.38        $3.77        $7.76       $10.00

Income From Investment Operations
Net investment loss(b)                          (.03)        (.08)        (.17)        (.13)
Net realized and unrealized gain (loss)
   on investment transactions                    .19        (1.31)       (3.82)       (2.11)
Net increase (decrease) in net asset value
   from operations                               .16        (1.39)       (3.99)       (2.24)
Net asset value, end of period                 $2.54        $2.38        $3.77        $7.76

Total Return
Total investment return based on net
   asset value(c)                               6.72%      (36.87)%     (51.42)%     (22.40)%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                           $28,780      $30,580      $68,560     $187,782
Ratio to average net assets of:
   Expenses, including interest
      expense                                   2.61%(d)     2.46%        3.97%        3.03%(d)
   Expenses, excluding interest
      expense                                   2.61%(d)     2.46%        3.73%        2.99%(d)
   Net investment loss                         (2.33)%(d)   (2.27)%      (3.25)%      (2.47)%(d)
Portfolio turnover rate                           31%          56%          70%          55%



(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.


-------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO


BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Christopher M. Toub, Senior Vice President
Thomas J. Bardong, Vice President
Gerald T. Malone, Vice President
Amy Raskin, Vice President
Janet A. Walsh, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672


(1)   Member of the Audit Committee.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO o 23


ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds

Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


-------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO


AllianceBernstein Select Investor Series
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


SISTPSR0403





ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Select Investor Series, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2003